EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EQUITY AND EARNINGS PER SHARE [Abstract]
EQUITY AND EARNINGS PER SHARE

12.	EQUITY AND EARNINGS PER SHARE
Equity and Dividends

On November 6, 2014, the spin-off of New Senior was effected as a taxable pro rata distribution of all of the outstanding shares of common stock of New Senior to the holders of Newcastle common stock. Newcastle distributed one share of New Senior common stock for each share of Newcastle common stock held by Newcastle stockholders of record as of the record date, October 27, 2014. The distribution occurred on November 6, 2014. The distribution ratio was based on the number of Newcastle shares outstanding of 66,399,857.

In connection with the spin-off, Newcastle contributed to New Senior all of its investments in senior housing properties, any liabilities relating to these properties and a cash and cash equivalents balance of $245,244.

On October 23, 2014, the Company’s certificate of incorporation was amended so that its authorized capital stock now consists of 2 billion shares of common stock, par value $0.01 per share and 100 million shares of preferred stock, par value $0.01 per share.

On the spin-off date, there were 66,399,857 issued and outstanding shares of common stock which was based on the number of Newcastle's shares of common stock outstanding on October 27, 2014 and a distribution ratio of one share of New Senior common stock for each share of Newcastle common stock.

On December 19, 2014, New Senior's board of directors declared a dividend of $15,276, or $0.23 per share, payable to shareholders of record on January 2, 2015. This dividend was paid on January 30, 2015.

1,071,658 shares of New Senior’s common stock were held by Fortress, through its affiliates, and its principals as of December 31, 2014.

Option Plan

Effective upon the spin-off, the Company has a Nonqualified Stock Option and Incentive Award Plan (the “Plan”) which provides for the grant of equity-based awards, including restricted stock, stock options, stock appreciation rights, performance awards, tandem awards and other equity-based and non-equity based awards, in each case to the Manager and to the directors, officers, employees, service providers, consultants and advisors of the Manager who perform services for New Senior and to New Senior’s directors, officers, service providers, consultants and advisors. New Senior has initially reserved 30 million shares of its common stock for issuance under the Plan; on the first day of each fiscal year beginning during the ten-year term of the Plan in and after calendar year 2014, that number will be increased by a number of shares of New Senior’s common stock equal to 10% of the number of shares of common stock newly issued by New Senior during the immediately preceding fiscal year. New Senior’s board of directors may also determine to issue options to the Manager that are not subject to the Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to NYSE rules.

Prior to the spin-off, Newcastle had issued rights relating to shares of Newcastle’s common stock (the “Newcastle options”) to the Manager in connection with capital raising activities. In connection with the spin-off, 5.5 million options that were held by the Manager, or by the directors, officers or employees of the Manager, were converted into an adjusted Newcastle option and a right relating to a number of shares of New Senior common stock (the “New Senior option”). The exercise price of each adjusted Newcastle option and New Senior option was set to collectively maintain the intrinsic value of the Newcastle option immediately prior to the spin-off and to maintain the ratio of the exercise price of the adjusted Newcastle option and the New Senior option, respectively, to the fair market value of the underlying shares as of the spin-off date, in each case based on the five day average closing price subsequent to the spin-off date. The options expire between January 12, 2015 and August 18, 2024.

Upon joining the board, non-employee directors were, in accordance with the Plan, granted options relating to an aggregate of 20,000 shares of common stock. The fair value of such options was not material at the date of grant.

In December 2014, New Senior issued an aggregate of 1,370 shares of its common stock to independent directors as compensation for their services.

New Senior’s outstanding options are summarized as follows:

	December 31, 2014			December 31, 2013
	Issued Prior to 2012	Issued in 2012- 2014	Total	Issued Prior to 2012	Issued in 2012- 2013	Total
Held by the Manager	623,623	4,368,129	4,991,752	715,258	3,866,906	4,582,164
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	42,202	466,645	508,847	290,929	216,668	507,597
Issued to the independent directors	—	20,000	20,000	—	666	666
Total	665,825	4,854,774	5,520,599	1,006,187	4,084,240	5,090,427

The following table summarizes New Senior’s outstanding options as of December 31, 2014. The last sale price on the NYSE for New Senior’s common stock in the year ended December 31, 2014 was $16.45 per share.

Recipient	Date of Grant/ Exercise (A)	Number of Options	Options Exercisable as of December 31, 2014	Weighted Average Exercise Price (B)	Intrinsic Value as of December 31, 2014 (millions)
Directors	November 2014	20,000	667	$17.21	—
Manager (C)	2004 - 2007	227,073	199,993	$56.99	—
Manager (C)	March 2011	182,527	182,527	$7.18	$1.7
Manager (C)	September 2011	283,305	283,305	$4.09	$3.5
Manager (C)	April 2012	311,191	306,991	$7.66	$2.7
Manager (C)	May 2012	377,495	372,440	$8.75	$2.9
Manager (C)	July 2012	416,522	397,869	$8.71	$3.2
Manager (C)	January 2013	958,331	734,720	$14.42	$1.9
Manager (C)	February 2013	383,331	281,109	$16.85	—
Manager (C)	June 2013	670,829	402,497	$17.89	—
Manager (C)	November 2013	965,847	418,534	$19.23	—
Manager (C)	August 2014	765,416	102,055	$20.89	—
Exercised (D)	December 2014	(14,188)	N/A	$8.41	N/A
Expired unexercised	2004	(27,080)	N/A	$61.11	N/A
Outstanding		5,520,599	3,682,707	$16.33

(A)	Options expire on the tenth anniversary from date of grant.

(B)	The strike prices are subject to adjustment in connection with return of capital dividends.

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2004 - 2007	$53.26-60.92	42,202
2012	$7.66-8.75	199,988
2013	$14.42-19.23	266,657
Total		508,847

(D)	The options were exercised by a former employee of Fortress for an equal amount of New Senior shares.

Earnings Per Share

New Senior is required to present both basic and diluted earnings per share (“EPS”). Basic EPS is calculated by dividing net income by the weighted average number of shares of common stock outstanding. Diluted EPS is computed by dividing net income by the weighted average number of shares of common stock outstanding plus the additional dilutive effect, if any, of common stock equivalents during each period. New Senior’s common stock equivalents are its outstanding stock options.

Basic and Diluted EPS for all periods prior to the spin-off reflect the number of distributed shares on November 7, 2014, or 66.4 million shares. For 2014 year-to-date calculations, these shares are treated as issued and outstanding from January 1, 2014 for purposes of calculating historical basic EPS, similar to a stock split. At the time of the spin-off, the Newcastle options were converted to awards of New Senior, and, therefore, there were no potentially dilutive securities outstanding for historical periods. For 2014, the Company determined its weighted average diluted shares outstanding assuming that the date of New Senior's separation from Newcastle was the beginning of the period.

During the fiscal year ended December 31, 2014, 162,563 potentially dilutive shares were excluded given the Company’s loss position. During the years ended December 31, 2013 and December 31, 2012, there were no potentially dilutive shares outstanding as EPS for those periods assumes the same number of shares outstanding as issued upon its spin-off from Newcastle.